Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2021	190,956,476	$5,580.1
Exercise of stock options	5,614	0.5
Vesting of restricted share units	58,457	6.1
Dividend reinvestment plan	313,845	41.8
Balance at December 31, 2021	191,334,392	$5,628.5
Exercise of stock options	71,741	$6.7
Dividend reinvestment plan	150,240	21.8
Balance at June 30, 2022	191,556,373	$5,657.0

Schedule of dividends paid

	For the three months ended		For the six months ended
	June 30,		June 30,
	2022	2021	2022	2021
Cash dividends	$51.3	$45.2	$101.4	$87.0
DRIP dividends	9.7	11.4	21.8	19.5
	$61.0	$56.6	$123.2	$106.5